Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 501,075	$ 436,801	$ 824,072	$ 1,014,751	$ 1,819,312	$ 3,756,538
Administrative expenses from related party	36,000	60,045	72,000	115,015	208,395	287,618
Loss from operations	(537,075)	(496,846)	(896,072)	(1,129,766)	(2,027,707)	(4,044,156)
Other income:
Interest earned on marketable securities held in Trust Account	711,125	1,218,775	1,660,225	2,849,933	5,175,207	2,932,192
Net (Income) Loss	174,050	721,929	764,153	1,720,167	3,147,500	(1,111,964)
Net loss attributable to Seamless Group Inc.	174,050	721,929	764,153	1,720,167
Seamless Group Inc [Member]
Revenue			24,110,787	27,165,419	53,255,361	55,500,917
Cost of revenue			(15,906,252)	(18,095,145)	(35,899,057)	(39,880,947)
Gross profit			8,204,535	9,070,274	17,356,304	15,619,970
Selling expenses			9,759	18,899	25,880	95,174
General and administrative expenses			10,965,337	12,373,521	23,976,209	25,539,467
Loss from operations			(2,770,561)	(3,322,146)	(6,645,785)	(10,014,671)
Other income:
Finance costs, net			(3,826,722)	(3,154,876)	(8,002,552)	(8,200,112)
Other income			538,180	121,721	839,606	3,405,486
Other expenses			(39,734)	(47,464)	(85,574)	(802,634)
Loss before income tax			(6,098,837)	(6,402,765)	(13,894,305)	(15,611,931)
Income tax expense			(140,429)	(229,220)	(523,481)	(113,782)
Net (Income) Loss			(6,239,266)	(6,631,985)	(14,417,786)	(15,725,713)	[1]
Net income attributable to non-controlling interests			(609,895)	(448,829)	(888,764)	(952,422)
Net loss attributable to Seamless Group Inc.			$ (6,849,161)	$ (7,080,814)	$ (15,306,550)	$ (16,678,135)
Weighted average shares outstanding of ordinary share, basic			58,030,000		58,030,000	58,030,000
Weighted average shares outstanding of ordinary share, diluted			58,030,000		58,030,000	58,030,000
Basic net loss per ordinary share			$ (0.11)	$ (0.12)	$ (0.26)	$ (0.29)
Diluted net loss per ordinary share			$ (0.11)	$ (0.12)	$ (0.26)	$ (0.29)
Other comprehensive loss:
Foreign currency translation adjustments			$ (117,968)	$ 404,126	$ 10,608	$ 2,402
Total comprehensive loss			(6,357,234)	(6,227,859)	(14,407,178)	(15,723,311)
Total Comprehensive Loss attributable to non-controlling interests			(624,695)	(444,211)	(871,614)	(966,184)
Total comprehensive loss attributable to Seamless Group Inc.			(6,981,929)	(6,672,070)	(15,278,792)	(16,689,495)
Common Class A [Member]
Other income:
Net (Income) Loss	$ (78,092)	$ (448,793)	$ (368,040)	$ (1,159,361)	$ (2,003,234)	$ 860,883
Weighted average shares outstanding of ordinary share, basic	4,747,021	9,584,428	5,419,684	12,058,817	10,024,516	19,999,880
Weighted average shares outstanding of ordinary share, diluted	4,747,021	9,584,428	5,419,684	12,058,817	10,024,516	19,999,880
Basic net loss per ordinary share	$ 0.02	$ 0.05	$ 0.07	$ 0.10	$ 0.20	$ (0.04)
Diluted net loss per ordinary share	$ 0.02	$ 0.05	$ 0.07	$ 0.10	$ 0.20	$ (0.04)
Common Class B [Member]
Other income:
Net (Income) Loss	$ (95,958)	$ (273,136)	$ (396,113)	$ (560,806)	$ (1,165,646)	$ 251,081
Weighted average shares outstanding of ordinary share, basic	5,833,083	5,833,083	5,833,083	5,833,083	5,833,083	5,833,083
Weighted average shares outstanding of ordinary share, diluted	5,833,083	5,833,083	5,833,083	5,833,083	5,833,083	5,833,083
Basic net loss per ordinary share	$ 0.02	$ 0.05	$ 0.07	$ 0.10	$ 0.20	$ (0.04)
Diluted net loss per ordinary share	$ 0.02	$ 0.05	$ 0.07	$ 0.10	$ 0.20	$ (0.04)

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.